Cover	Oct. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2021
Entity File Number	000-50448
Entity Registrant Name	Marlin Business Services Corp.
Entity Central Index Key	0001260968
Entity Tax Identification Number	38-3686388
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	300 Fellowship Road
Entity Address, City or Town	Mount Laurel
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08054
City Area Code	888
Local Phone Number	479-9111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	MRLN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false